Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Cash and cash equivalents [abstract]
Cash balances	₨ 292.1	$ 4.2	₨ 314.2
Balances with banks (including deposits with original maturity of up to three months)	215,305.9	3,113.4	146,853.3
Total	₨ 215,598.0	$ 3,117.6	₨ 147,167.5	$ 2,128.1	₨ 139,867.6	₨ 171,536.1